Commitment and Contingencies - Annual Payments For Warranty Services (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2023	$ 66,626	$ 66,626
2024	$ 59,964	59,964
Total		$ 126,590